                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)

                                                             NUMBER OF
DESCRIPTION                                                    SHARES          VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  99.6%
ADVERTISING  0.5%
Omnicom Group, Inc.                                           100,000     $    5,292,000
                                                                          --------------

AEROSPACE & DEFENSE  5.1%
BE Aerospace, Inc. (a)                                        300,000         12,390,000
Goodrich Corp.                                                150,000          8,934,000
Precision Castparts Corp.                                     300,000         36,408,000
                                                                          --------------
                                                                              57,732,000
                                                                          --------------
AIR FREIGHT & LOGISTICS  1.1%
C.H. Robinson Worldwide, Inc.                                 250,000         13,130,000
                                                                          --------------

APPAREL, ACCESSORIES & LUXURY GOODS  3.6%
Coach, Inc. (a)                                               500,000         23,695,000
Phillips-Van Heusen Corp.                                     200,000         12,114,000
Polo Ralph Lauren Corp.                                        50,000          4,905,500
                                                                          --------------
                                                                              40,714,500
                                                                          --------------
APPAREL RETAIL  1.2%
Aeropostale, Inc. (a)                                         200,000          8,336,000
Guess?, Inc.                                                  100,000          4,804,000
                                                                          --------------
                                                                              13,140,000
                                                                          --------------
APPLICATION SOFTWARE  3.2%
Adobe Systems, Inc. (a)                                       250,000         10,037,500
Cadence Design Systems, Inc. (a)                              300,000          6,588,000
FactSet Research Systems, Inc.                                100,000          6,835,000
Nuance Communications, Inc. (a)                               400,000          6,692,000
Solera Holdings, Inc. (a)                                     350,000          6,783,000
                                                                          --------------
                                                                              36,935,500
                                                                          --------------
ASSET MANAGEMENT & CUSTODY BANKS  3.0%
Fortress Investment Group LLC., Class A                       724,200         17,250,444
Janus Capital Group, Inc.                                     600,000         16,704,000
                                                                          --------------
                                                                              33,954,444
                                                                          --------------
AUTO PARTS & EQUIPMENT  1.0%
Johnson Controls, Inc.                                        100,000         11,577,000
                                                                          --------------

BIOTECHNOLOGY  6.2%
Amylin Pharmaceuticals, Inc. (a)                              250,000     $   10,290,000
BioMarin Pharmaceuticals, Inc. (a)                            650,000         11,661,000
Celgene Corp. (a)                                             175,000         10,032,750
InterMune, Inc. (a)                                           400,000         10,376,000
United Therapeutics Corp. (a)                                 270,000         17,215,200
Vertex Pharmaceuticals, Inc. (a)                              400,000         11,424,000
                                                                          --------------
                                                                              70,998,950
                                                                          --------------
CATALOG RETAIL  0.5%
Liberty Media Corp. - Interactive, Ser A (a)                  250,000          5,582,500
                                                                          --------------

COMMERCIAL PRINTING  0.4%
Deluxe Corp.                                                  100,000          4,061,000
                                                                          --------------

COMMODITY CHEMICALS  0.5%
Celanese Corp., Ser A                                         150,000          5,817,000
                                                                          --------------

COMMUNICATIONS EQUIPMENT  4.2%
ADTRAN, Inc.                                                  300,000          7,791,000
CommScope, Inc. (a)                                           150,000          8,752,500
F5 Networks, Inc. (a)                                         150,000         12,090,000
Infinera Corp. (a)                                            250,000          6,230,000
Polycom, Inc. (a)                                             200,000          6,720,000
Riverbed Technology, Inc. (a)                                 150,000          6,573,000
                                                                          --------------
                                                                              48,156,500
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  1.0%
GameStop Corp., Class A (a)                                   300,000         11,730,000
                                                                          --------------

CONSTRUCTION & ENGINEERING  1.8%
Chicago Bridge & Iron Co., N.V. (Netherlands)                 300,000         11,322,000
Quanta Services, Inc. (a)                                     300,000          9,201,000
                                                                          --------------
                                                                              20,523,000
                                                                          --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  4.5%
AGCO Corp. (a)                                                250,000         10,852,500
Bucyrus International, Inc., Class A                           90,000          6,370,200
Cummins, Inc.                                                  55,000          5,566,550

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
(CONTINUED)
Manitowoc Co., Inc.                                           200,000     $   16,076,000
Terex Corp. (a)                                               150,000         12,195,000
                                                                          --------------
                                                                              51,060,250
                                                                          --------------
CONSUMER FINANCE  0.5%
First Marblehead Corp.                                        150,000          5,796,000
                                                                          --------------

DEPARTMENT STORES  1.6%
J.C. Penney Co., Inc.                                         150,000         10,857,000
Kohl's Corp. (a)                                              100,000          7,103,000
                                                                          --------------
                                                                              17,960,000
                                                                          --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.3%
Corrections Corp. of America (a)                              150,000          9,466,500
Dun & Bradstreet Corp.                                        100,000         10,298,000
Equifax, Inc.                                                 150,000          6,663,000
                                                                          --------------
                                                                              26,427,500
                                                                          --------------
DRUG RETAIL  0.8%
CVS Caremark Corp.                                            250,000          9,112,500
                                                                          --------------

EDUCATION SERVICES  0.8%
ITT Educational Services, Inc. (a)                             75,000          8,803,500
                                                                          --------------

ELECTRICAL COMPONENTS & EQUIPMENT  2.1%
General Cable Corp. (a)                                       200,000         15,150,000
Roper Industries, Inc.                                        150,000          8,565,000
                                                                          --------------
                                                                              23,715,000
                                                                          --------------
ELECTRIC UTILITIES  0.8%
FirstEnergy Corp.                                             150,000          9,709,500
                                                                          --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  1.9%
Itron, Inc. (a)                                               150,000         11,691,000
Mettler-Toledo International, Inc. (a)                        100,000          9,551,000
                                                                          --------------
                                                                              21,242,000
                                                                          --------------

ELECTRONIC MANUFACTURING SERVICES  0.8%
Trimble Navigation Ltd. (a)                                   300,000     $    9,660,000
                                                                          --------------

ENVIRONMENTAL & FACILITIES SERVICES  0.8%
Stericycle, Inc. (a)                                          200,000          8,892,000
                                                                          --------------

FOOTWEAR  1.1%
Crocs, Inc. (a)                                               150,000          6,454,500
Deckers Outdoor Corp. (a)                                      55,420          5,591,878
                                                                          --------------
                                                                              12,046,378
                                                                          --------------
GAS UTILITIES  0.9%
Questar Corp.                                                 200,000         10,570,000
                                                                          --------------

HEALTH CARE EQUIPMENT  3.6%
Hologic, Inc. (a)                                             400,000         22,124,000
Ventana Medical Systems, Inc. (a)                             250,000         19,317,500
                                                                          --------------
                                                                              41,441,500
                                                                          --------------
HEALTH CARE FACILITIES  0.6%
Brookdale Senior Living, Inc.                                 150,000          6,835,500
                                                                          --------------

HEALTH CARE SERVICES  1.2%
DaVita, Inc. (a)                                              250,000         13,470,000
                                                                          --------------

HOME ENTERTAINMENT SOFTWARE  0.7%
Activision, Inc. (a)                                          400,000          7,468,000
                                                                          --------------

HOTELS, RESORTS & CRUISE LINES  0.6%
Marriott International, Inc., Class A                         150,000          6,486,000
                                                                          --------------

HOUSEHOLD APPLIANCES  0.7%
Snap-On, Inc.                                                 150,000          7,576,500
                                                                          --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.5%
Manpower, Inc.                                                100,000          9,224,000
Watson Wyatt Worldwide, Inc., Class A                         150,000          7,572,000
                                                                          --------------
                                                                              16,796,000
                                                                          --------------

INDUSTRIAL GASES  0.6%
Airgas, Inc.                                                  150,000     $    7,185,000
                                                                          --------------

INTERNET SOFTWARE & SERVICES  0.9%
Limelight Networks, Inc. (a)                                  250,000          4,945,000
ValueClick, Inc. (a)                                          200,000          5,892,000
                                                                          --------------
                                                                              10,837,000
                                                                          --------------
INVESTMENT BANKING & BROKERAGE  2.9%
Charles Schwab Corp.                                          750,000         15,390,000
Investment Technology Group, Inc. (a)                         400,000         17,332,000
                                                                          --------------
                                                                              32,722,000
                                                                          --------------
IT CONSULTING & OTHER SERVICES  1.0%
Cognizant Technology Solutions Corp., Class A (a)             150,000         11,263,500
                                                                          --------------

LEISURE FACILITIES  0.7%
LIFE TIME FITNESS, Inc. (a)                                   150,000          7,984,500
                                                                          --------------

LEISURE PRODUCTS  1.2%
Smith & Wesson Holding Corp. (a)                              800,000         13,400,000
                                                                          --------------

METAL & GLASS CONTAINERS  0.7%
Ball Corp.                                                    150,000          7,975,500
                                                                          --------------

OIL & GAS EQUIPMENT & SERVICES  5.4%
Cameron International Corp. (a)                               200,000         14,294,000
Core Laboratories N.V. (Netherlands) (a)                      100,000         10,169,000
FMC Technologies, Inc. (a)                                    150,000         11,883,000
Smith International, Inc.                                     300,000         17,592,000
Superior Energy Services, Inc. (a)                            200,000          7,984,000
                                                                          --------------
                                                                              61,922,000
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  3.8%
Devon Energy Corp.                                            150,000         11,743,500
Ultra Petroleum Corp. (a)                                     350,000         19,334,000
XTO Energy, Inc.                                              200,000         12,020,000
                                                                          --------------
                                                                              43,097,500
                                                                          --------------

PERSONAL PRODUCTS  0.6%
Bare Escentuals, Inc. (a)                                     200,000     $    6,830,000
                                                                          --------------

PHARMACEUTICALS  4.1%
Medicis Pharmaceutical Corp., Class A                         300,000          9,162,000
Shire Pharmaceuticals PLC - ADR (United Kingdom)              500,000         37,065,000
                                                                          --------------
                                                                              46,227,000
                                                                          --------------
RESTAURANTS  0.8%
Burger King Holdings, Inc.                                    350,000          9,219,000
                                                                          --------------

SEMICONDUCTOR EQUIPMENT  3.3%
KLA-Tencor Corp.                                              200,000         10,990,000
MEMC Electronic Materials, Inc. (a)                           200,000         12,224,000
Tessera Technologies, Inc. (a)                                200,000          8,110,000
Varian Semiconductor Equipment Associates, Inc. (a)           150,000          6,009,000
                                                                          --------------
                                                                              37,333,000
                                                                          --------------
SEMICONDUCTORS  2.3%
Altera Corp.                                                  400,000          8,852,000
Amkor Technology, Inc. (a)                                    400,000          6,300,000
National Semiconductor Corp.                                  400,000         11,308,000
                                                                          --------------
                                                                              26,460,000
                                                                          --------------
SPECIALIZED FINANCE  1.9%
IntercontinentalExchange, Inc. (a)                            150,000         22,177,500
                                                                          --------------

SPECIALTY STORES  0.7%
Tiffany & Co.                                                 150,000          7,959,000
                                                                          --------------

STEEL  1.6%
Allegheny Technologies, Inc.                                  100,000         10,488,000
Cleveland-Cliffs, Inc.                                        100,000          7,767,000
                                                                          --------------
                                                                              18,255,000
                                                                          --------------
SYSTEMS SOFTWARE  0.8%
McAfee, Inc. (a)                                              250,000          8,800,000
                                                                          --------------

TOBACCO  1.0%
Loews Corp. - Carolina Group                                 150,000      $   11,590,500
                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  4.2%
Leap Wireless International, Inc. (a)                         150,000         12,675,000
NII Holdings, Inc., Class B (a)                               300,000         24,222,000
Vimpel-Communications - ADR (Russia)                          100,000         10,536,000
                                                                          --------------
                                                                              47,433,000
                                                                          --------------
TOTAL LONG-TERM INVESTMENTS  99.6%
  (Cost $902,850,920)                                                      1,133,083,522
                                                                          --------------

REPURCHASE AGREEMENTS  1.0%
Citigroup Global Markets, Inc. ($3,520,412 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 5.33%, dated 06/29/07, to be sold on
  07/02/07 at $3,521,976)                                                      3,520,412
State Street Bank & Trust Co. ($7,618,588 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 4.85%, dated 06/29/07, to be sold on
  07/02/07 at $7,621,667)                                                      7,618,588
                                                                          --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $11,139,000)                                                          11,139,000
                                                                          --------------

TOTAL INVESTMENTS  100.6%
  (Cost $913,989,920)                                                      1,144,222,522

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%)                                 (6,565,189)
                                                                          --------------

NET ASSETS 100.0%                                                         $1,137,657,333
                                                                          --------------


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

VAN KAMPEN LEADERS FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)


                                                                             NUMBER OF
DESCRIPTION                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS*
INVESTMENT COMPANIES   97.5%
Van Kampen Comstock Fund, Class I                                            4,267,204   $  85,856,140
Van Kampen Equity and Income Fund, Class I                                   9,026,082      85,657,522
Van Kampen International Growth Fund, Class I                                3,690,880      85,886,775
                                                                                         -------------

TOTAL LONG-TERM INVESTMENTS   97.5%
  (Cost $236,142,362)                                                                      257,400,437
                                                                                         -------------

REPURCHASE AGREEMENTS   1.8%

Citigroup Global Markets, Inc. ($1,462,967 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07 at $1,463,617)                               1,462,967
State Street Bank & Trust Co. ($3,166,033 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07 at $3,167,313)                               3,166,033
                                                                                         -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,629,000)                                                                          4,629,000
                                                                                         -------------

TOTAL INVESTMENTS  99.3%
  (Cost $240,771,362)                                                                      262,029,437

OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%                                                  1,892,479
                                                                                         -------------

NET ASSETS 100.0%                                                                        $ 263,921,916
                                                                                         -------------


Percentages are calculated as a percentage of net assets.

* The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2007, the Fund held the following position, which exceeded 5%
  of the Underlying Affiliated Fund's shares outstanding:


UNDERLYING AFFILIATED FUND                                                      PERCENT OF SHARES HELD
------------------------------------------------------------------------------------------------------
Van Kampen International Growth Fund                                                             11.22%

VAN KAMPEN MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)


                                                                 NUMBER OF
DESCRIPTION                                                       SHARES               VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS 99.9%
ADVERTISING 5.4%
Aeroplan Income Fund (CAD) (Canada)                              2,241,228        $      44,666,764
Focus Media Holding, Ltd. - ADR (Cayman Islands) (a)               382,332               19,307,766
Lamar Advertising, Class A                                         217,537               13,652,622
                                                                                  -----------------
                                                                                         77,627,152
                                                                                  -----------------
AIR FREIGHT & LOGISTICS 5.1%
C.H. Robinson Worldwide, Inc.                                      820,665               43,101,326
Expeditors International of Washington, Inc.                       758,678               31,333,401
                                                                                  -----------------
                                                                                         74,434,727
                                                                                  -----------------
APPAREL RETAIL 2.6%
Abercrombie & Fitch Co., Class A                                   509,005               37,147,185
                                                                                  -----------------

APPLICATION SOFTWARE 1.4%
Salesforce.com, Inc. (a)                                           474,478               20,336,127
                                                                                  -----------------

ASSET MANAGEMENT & CUSTODY BANKS 3.9%
Calamos Asset Management, Inc., Class A                            815,584               20,838,171
Fortress Investment Group, LLC., Class A                            55,619                1,324,845
Janus Capital Group, Inc.                                        1,232,036               34,299,882
                                                                                  -----------------
                                                                                         56,462,898
                                                                                  -----------------
AUTOMOTIVE RETAIL 1.9%
AutoZone, Inc. (a)                                                 203,300               27,774,846
                                                                                  -----------------

BIOTECHNOLOGY 2.1%
Techne Corp. (a)                                                   530,566               30,353,681
                                                                                  -----------------

BROADCASTING & CABLE TV 4.3%
Discovery Holding Co., Ser A (a)                                   920,177               21,154,869
Grupo Televisa, SA - ADR (Mexico)                                1,482,159               40,922,410
                                                                                  -----------------
                                                                                         62,077,279
                                                                                  -----------------
CASINOS & GAMING 2.4%
Wynn Resorts, Ltd.                                                 395,073               35,434,097
                                                                                  -----------------

CONSTRUCTION MATERIALS 1.4%
Texas Industries, Inc.                                             249,591               19,570,430
                                                                                  -----------------

DATA PROCESSING & OUTSOURCED SERVICES 3.3%
Global Payments, Inc.                                              546,380               21,663,967
Iron Mountain, Inc. (a)                                            995,829               26,021,012
                                                                                  -----------------
                                                                                         47,684,979
                                                                                  -----------------
DISTRIBUTORS 2.0%
Li & Fung, Ltd. (HKD) (Bermuda)                                  8,110,000               29,300,632
                                                                                  -----------------

DIVERSIFIED CHEMICALS 0.9%
Cabot Corp.                                                        276,810               13,198,301
                                                                                  -----------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 4.6%
ChoicePoint, Inc. (a)                                              620,015               26,319,637
Corporate Executive Board Co.                                      617,739               40,097,438
                                                                                  -----------------
                                                                                         66,417,075
                                                                                  -----------------
EDUCATION SERVICES 3.3%
Apollo Group, Inc., Class A (a)                                    573,363               33,501,600
ITT Educational Services, Inc. (a)                                 128,133               15,040,252
                                                                                  -----------------
                                                                                         48,541,852
                                                                                  -----------------
ENVIRONMENTAL & FACILITIES SERVICES 1.9%
Stericycle, Inc. (a)                                               634,956               28,230,144
                                                                                  -----------------

GAS UTILITIES 1.1%
Questar Corp.                                                      298,530               15,777,311
                                                                                  -----------------

HEALTH CARE EQUIPMENT 1.1%
Gen-Probe, Inc. (a)                                                262,194               15,841,761
                                                                                  -----------------

HEALTH CARE SUPPLIES 3.0%
Dade Behring Holdings, Inc.                                        809,894               43,021,569
                                                                                  -----------------

HOMEBUILDING 2.7%
Desarrolladora Homex, SA de CV - ADR (Mexico) (a)                  343,037               20,784,612
NVR, Inc. (a)                                                       26,998               18,351,890
                                                                                  -----------------
                                                                                         39,136,502
                                                                                  -----------------
HOTELS, RESORTS & CRUISE LINES 3.4%
Choice Hotels International, Inc.                                  368,091               14,546,956
Hilton Hotels Corp.                                                393,966               13,186,042

InterContinental Hotels Group PLC - ADR (United
   Kingdom)                                                        886,962               21,978,919
                                                                                  -----------------
                                                                                         49,711,917
                                                                                  -----------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 2.3%
Monster Worldwide, Inc. (a)                                        797,178               32,764,016
                                                                                  -----------------

INDUSTRIAL MACHINERY 1.6%
Pentair, Inc.                                                      604,877               23,330,106
                                                                                  -----------------

INSURANCE BROKERS 0.8%
Brown & Brown, Inc.                                                455,815               11,459,189
                                                                                  -----------------

INTERNET RETAIL 1.0%
Amazon.com, Inc. (a)                                               203,682               13,933,886
                                                                                  -----------------

INTERNET SOFTWARE & SERVICES 7.7%
Baidu.com, Inc. - ADR (Cayman Islands) (a)                         148,149               24,886,069
Equinix, Inc. (a)                                                  327,223               29,931,088
NHN Corp. (KRW) (Republic of Korea (South Korea)) (a)              115,443               21,055,523
SAVVIS, Inc. (a)                                                   282,547               13,988,902
Tencent Holdings, Ltd. (HKD) (Cayman Islands)                    5,377,000               21,627,104
                                                                                  -----------------
                                                                                        111,488,686
                                                                                  -----------------
MULTI-SECTOR HOLDINGS 1.6%
Leucadia National Corp.                                            670,815               23,646,229
                                                                                  -----------------

OIL & GAS EXPLORATION & PRODUCTION 6.8%
Southwestern Energy Co. (a)                                        850,007               37,825,311
Ultra Petroleum Corp. (Canada) (a)                               1,106,929               61,146,758
                                                                                  -----------------
                                                                                         98,972,069
                                                                                  -----------------
PAPER PRODUCTS 1.0%
MeadWestvaco Corp.                                                 395,398               13,965,457
                                                                                  -----------------

PROPERTY & CASUALTY INSURANCE 1.5%
Alleghany Corp. (a)                                                 52,769               21,450,598
                                                                                  -----------------

REAL ESTATE MANAGEMENT & DEVELOPMENT 2.7%
Forest City Enterprises, Inc., Class A                             453,517               27,882,225
St. Joe Co.                                                        240,986               11,167,291
                                                                                  -----------------
                                                                                         39,049,516
                                                                                  -----------------

RESTAURANTS 1.5%
Wendy's International, Inc.                                        573,593               21,079,543
                                                                                  -----------------

SEMICONDUCTOR EQUIPMENT 1.2%
Tessera Technologies, Inc. (a)                                     411,765               16,697,071
                                                                                  -----------------

SPECIALIZED CONSUMER SERVICES 1.0%
Weight Watchers International, Inc.                                271,612               13,808,754
                                                                                  -----------------

SPECIALTY CHEMICALS 2.4%
Nalco Holding Co.                                                1,278,371               35,091,284
                                                                                  -----------------

SPECIALTY STORES 0.8%
PetSmart, Inc.                                                     375,819               12,195,327
                                                                                  -----------------

STEEL 1.7%
Chaparral Steel Co.                                                342,985               24,650,332
                                                                                  -----------------

THRIFTS & MORTGAGE FINANCE 1.3%
People's United Financial, Inc.                                  1,090,530               19,335,097
                                                                                  -----------------

WIRELESS TELECOMMUNICATION SERVICES 5.2%
Crown Castle International Corp. (a)                               775,869               28,140,769
NII Holdings, Inc., Class B (a)                                    586,834               47,380,977
                                                                                  -----------------

                                                                                         75,521,746
                                                                                  -----------------
TOTAL LONG-TERM INVESTMENTS 99.9%
  (Cost $1,182,837,099)                                                               1,446,519,371
                                                                                  -----------------

REPURCHASE AGREEMENTS  0.4%
Citigroup Global Markets, Inc. ($1,967,689 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.33%,
   dated 06/29/07, to be sold on 07/02/07 at $1,968,563)                                  1,967,689

State Street Bank & Trust Co. ($4,258,311 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.85%,
   dated 06/29/07, to be sold on 07/02/07 at $4,260,032)                                  4,258,311
                                                                                  -----------------

TOTAL REPURCHASE AGREEMENTS   0.4%
  (Cost $6,226,000)                                                                       6,226,000
                                                                                  -----------------

TOTAL INVESTMENTS  100.3%
  (Cost $1,189,063,099)                                                               1,452,745,371

FOREIGN CURRENCY  0.1%
  (Cost $1,104,940)                                                                       1,101,606

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)                                            (4,943,479)
                                                                                  -----------------

NET ASSETS 100.0%                                                                 $   1,448,903,498
                                                                                  =================


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare income dividends.


ADR - American Depositary Receipt
CAD - Canadian Dollar
HKD - Hong Kong Dollar
KRW - Korean (Rep.) Won

VAN KAMPEN SELECT GROWTH FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)

                                                          NUMBER OF
DESCRIPTION                                                SHARES           VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS 100.0%
AEROSPACE & DEFENSE 3.8%
Precision Castparts Corp. .......................           45,000      $    5,461,200
                                                                        --------------
AIR FREIGHT & LOGISTICS 1.1%
C.H. Robinson Worldwide, Inc. ...................           30,000           1,575,600
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS 4.0%
Coach, Inc. (a) .................................           70,000           3,317,300
Phillips-Van Heusen Corp. .......................           40,000           2,422,800
                                                                        --------------
                                                                             5,740,100
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS 1.1%
Janus Capital Group, Inc. .......................           55,000           1,531,200
                                                                        --------------
AUTO PARTS & EQUIPMENT 1.6%
Johnson Controls, Inc. ..........................           20,000           2,315,400
                                                                        --------------
BIOTECHNOLOGY 3.5%
Celgene Corp. (a) ...............................           40,000           2,293,200
Gilead Sciences, Inc. (a) .......................           70,000           2,713,900
                                                                        --------------
                                                                             5,007,100
                                                                        --------------
COMMUNICATIONS EQUIPMENT 5.4%
Cisco Systems, Inc. (a) .........................          170,000           4,734,500
Nokia Oyj - ADR (Finland) .......................           55,000           1,546,050
QUALCOMM, Inc. ..................................           35,000           1,518,650
                                                                        --------------
                                                                             7,799,200
                                                                        --------------
COMPUTER HARDWARE 5.8%
Apple Computer, Inc. (a) ........................           35,000           4,271,400
Hewlett-Packard Co. .............................           90,000           4,015,800
                                                                        --------------
                                                                             8,287,200
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.7%
Deere & Co. .....................................           20,000           2,414,800
                                                                        --------------
DEPARTMENT STORES 2.0%
J.C. Penney Co., Inc. ...........................           40,000           2,895,200
                                                                        --------------

DRUG RETAIL 2.3%
CVS Caremark Corp. ..............................           90,000           3,280,500
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT 2.0%
Emerson Electric Co. ............................           60,000           2,808,000
                                                                        --------------
ELECTRIC UTILITIES 1.0%
Exelon Corp. ....................................           20,000           1,452,000
                                                                        --------------
FERTILIZERS & AGRICULTURAL CHEMICALS 2.1%
Monsanto Co. ....................................           45,000           3,039,300
                                                                        --------------
FOOD RETAIL 1.0%
Safeway, Inc. ...................................           40,000           1,361,200
                                                                        --------------
FOOTWEAR 1.2%
NIKE, Inc., Class B .............................           30,000           1,748,700
                                                                        --------------
HEALTH CARE EQUIPMENT 3.7%
Baxter International, Inc. ......................           45,000           2,535,300
Hologic, Inc. (a) ...............................           50,000           2,765,500
                                                                        --------------
                                                                             5,300,800
                                                                        --------------
HEAVY ELECTRICAL EQUIPMENT 2.8%
ABB Ltd. - ADR (Switzerland) ....................          175,000           3,955,000
                                                                        --------------
HOUSEHOLD PRODUCTS 0.9%
Colgate-Palmolive Co. ...........................           20,000           1,297,000
                                                                        --------------
INDUSTRIAL CONGLOMERATES 1.2%
3M Co. ..........................................           20,000           1,735,800
                                                                        --------------
INTERNET SOFTWARE & SERVICES 4.7%
Google, Inc., Class A (a) .......................           13,000           6,803,940
                                                                        --------------
INVESTMENT BANKING & BROKERAGE 2.3%
Goldman Sachs Group, Inc. .......................           15,000           3,251,250
                                                                        --------------

IT CONSULTING & OTHER SERVICES 2.5%
Accenture Ltd., Class A (Bermuda) ...............           50,000           2,144,500
Cognizant Technology Solutions Corp., Class A (a)           20,000           1,501,800
                                                                        --------------
                                                                             3,646,300
                                                                        --------------
LIFE & HEALTH INSURANCE 2.0%
Prudential Financial, Inc. ......................           30,000           2,916,900
                                                                        --------------
MOVIES & ENTERTAINMENT 1.0%
Walt Disney Co. .................................           40,000           1,365,600
                                                                        --------------
MULTI-LINE INSURANCE 1.6%
Loews Corp. .....................................           45,000           2,294,100
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES 3.8%
Schlumberger Ltd. (Netherlands Antilles) ........           65,000           5,521,100
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION 2.2%
Devon Energy Corp. ..............................           40,000           3,131,600
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES 1.0%
JPMorgan Chase & Co. ............................           30,000           1,453,500
                                                                        --------------
PHARMACEUTICALS 7.9%
Abbott Laboratories .............................           30,000           1,606,500
Novartis AG - ADR (Switzerland) .................           35,000           1,962,450
Roche Holdings AG - ADR (Switzerland) ...........           25,000           2,217,283
Shire PLC - ADR (United Kingdom) ................           75,000           5,559,750
                                                                        --------------
                                                                            11,345,983
                                                                        --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.5%
CB Richard Ellis Group, Inc., Class A (a) .......          100,000           3,650,000
                                                                        --------------
RESTAURANTS 2.7%
McDonald's Corp. ................................           75,000           3,807,000
                                                                        --------------
SEMICONDUCTOR EQUIPMENT 2.1%
KLA-Tencor Corp. ................................           55,000           3,022,250
                                                                        --------------

SEMICONDUCTORS 3.0%
Intel Corp. .....................................          120,000           2,851,200
Texas Instruments, Inc. .........................           40,000           1,505,200
                                                                        --------------
                                                                             4,356,400
                                                                        --------------
SOFT DRINKS 1.1%
PepsiCo, Inc. ...................................           25,000           1,621,250
                                                                        --------------
STEEL 1.5%
Allegheny Technologies, Inc. ....................           20,000           2,097,600
                                                                        --------------
SYSTEMS SOFTWARE 2.5%
Microsoft Corp. .................................           70,000           2,062,900
Oracle Corp. (a) ................................           75,000           1,478,250
                                                                        --------------
                                                                             3,541,150
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES 7.4%
America Movil SA de CV, Ser L - ADR (Mexico) ....           95,000           5,883,350
American Tower Corp., Class A (a) ...............           75,000           3,150,000
Vimpel-Communications - ADR (Russia) ............           15,000           1,580,400
                                                                        --------------
                                                                            10,613,750
                                                                        --------------
TOTAL LONG-TERM INVESTMENTS   100.0%
  (Cost $122,320,230)...........................................           143,444,973
                                                                        --------------

REPURCHASE AGREEMENTS  0.6%
Citigroup Global Markets, Inc. ($300,242 par collateralized by
  U.S. Government obligations in a pooled cash account,
  interest rate of 5.33%,dated 06/29/07, to be sold on 07/02/07
  at $300,375)..................................................               300,242

State Street Bank & Trust Co. ($649,758 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate of 4.85%, dated 06/29/07, to be sold on 07/02/07
  at $650,021) .................................................               649,758
                                                                        --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $950,000)...............................................               950,000
                                                                        --------------

TOTAL INVESTMENTS  100.6%
  (Cost $123,270,230)...........................................           144,394,973

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%)...................              (906,903)
                                                                        --------------

NET ASSETS 100.0%...............................................        $  143,488,070
                                                                        ==============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

VAN KAMPEN SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                       NUMBER OF
DESCRIPTION                                                                              SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS   95.2%
AEROSPACE & DEFENSE   2.7%
Ceradyne, Inc. (a) ........................................................              62,000        $  4,585,520
Elbit Systems, Ltd. (Israel) ..............................................              40,000           1,709,600
United Industrial Corp. ...................................................              57,000           3,418,860
                                                                                                       ------------
                                                                                                          9,713,980
                                                                                                       ------------
APPAREL, ACCESSORIES & LUXURY GOODS   1.8%
Phillips-Van Heusen Corp. .................................................              46,000           2,786,220
Warnaco Group, Inc. (a) ...................................................              98,000           3,855,320
                                                                                                       ------------
                                                                                                          6,641,540
                                                                                                       ------------
APPAREL RETAIL   0.7%
Aeropostale, Inc. (a) .....................................................              63,000           2,625,840
                                                                                                       ------------

APPLICATION SOFTWARE   7.8%
Advent Software, Inc. (a) .................................................              80,000           2,604,000
Ansoft Corp. (a) ..........................................................              77,000           2,270,730
Applix, Inc. (a) ..........................................................              62,000           1,019,900
Aspen Technology, Inc. (a) ................................................             190,000           2,660,000
Epicor Software Corp. (a) .................................................             127,000           1,888,490
FactSet Research Systems, Inc. ............................................              58,000           3,964,300
Informatica Corp. (a) .....................................................             123,000           1,816,710
Interactive Intelligence, Inc. (a) ........................................              92,000           1,895,200
Manhattan Associates, Inc. (a) ............................................              66,000           1,842,060
SPSS, Inc. (a) ............................................................              71,000           3,133,940
Synchronoss Technologies, Inc. (a) ........................................             174,000           5,105,160
                                                                                                       ------------
                                                                                                         28,200,490
                                                                                                       ------------
ASSET MANAGEMENT & CUSTODY BANKS   0.7%
Affiliated Managers Group, Inc. (a) .......................................              21,000           2,703,960
                                                                                                       ------------

AUTO PARTS & EQUIPMENT   0.4%
Spartan Motors, Inc. ......................................................              82,500           1,404,150
                                                                                                       ------------

BIOTECHNOLOGY   4.8%
Affymetrix, Inc. (a) ......................................................             103,000           2,563,670
BioMarin Pharmaceuticals, Inc. (a) ........................................              96,000           1,722,240

Exelixis, Inc. (a) ........................................................             215,000           2,601,500
Genomic Health, Inc. (a) ..................................................             194,000           3,647,200
InterMune, Inc. (a) .......................................................              60,000           1,556,400
Metabolix, Inc. (a) .......................................................              81,000           2,027,430
Savient Pharmaceuticals, Inc. (a) .........................................             136,000           1,689,120
United Therapeutics Corp. (a) .............................................              28,000           1,785,280
                                                                                                       ------------
                                                                                                         17,592,840
                                                                                                       ------------
BROADCASTING & CABLE TV   1.0%
Sinclair Broadcast Group, Inc., Class A ...................................             249,000           3,540,780
                                                                                                       ------------

CASINOS & GAMING   0.8%
Bally Technologies, Inc. (a) ..............................................             103,000           2,721,260
                                                                                                       ------------

COMMERCIAL PRINTING   0.7%
Deluxe Corp. ..............................................................              64,000           2,599,040
                                                                                                       ------------

COMMODITY CHEMICALS   0.5%
Celanese Corp., Ser A .....................................................              50,000           1,939,000
                                                                                                       ------------

COMMUNICATIONS EQUIPMENT   7.5%
Arris Group, Inc. (a) .....................................................             186,000           3,271,740
C-COR, Inc. (a) ...........................................................             203,000           2,854,180
Ciena Corp. (a) ...........................................................              79,000           2,854,270
CommScope, Inc. (a) .......................................................              50,000           2,917,500
Comtech Telecommunications Corp. (a) ......................................              61,000           2,831,620
F5 Networks, Inc. (a) .....................................................              46,000           3,707,600
Foundry Networks, Inc. (a) ................................................             160,000           2,665,600
Infinera Corp. (a) ........................................................              56,900           1,417,948
NETGEAR, Inc. (a) .........................................................              48,000           1,740,000
Polycom, Inc. (a) .........................................................              85,000           2,856,000
                                                                                                       ------------
                                                                                                         27,116,458
                                                                                                       ------------
COMPUTER & ELECTRONICS RETAIL   1.2%
GameStop Corp., Class A (a) ...............................................             112,000           4,379,200
                                                                                                       ------------

COMPUTER STORAGE & PERIPHERALS   1.0%
Data Domain, Inc. (a) .....................................................              30,100             692,300

Emulex Corp. (a) ..........................................................             132,000           2,882,880
                                                                                                       ------------
                                                                                                          3,575,180
                                                                                                       ------------
CONSTRUCTION & ENGINEERING   0.8%
Foster Wheeler, Ltd. (Bermuda) (a) ........................................              26,000           2,781,740
                                                                                                       ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   0.4%
Force Protection, Inc. (a) ................................................              79,000           1,630,560
                                                                                                       ------------

CONSUMER FINANCE   0.7%
Advanta Corp., Class B ....................................................              84,000           2,615,760
                                                                                                       ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   2.7%
FTI Consulting, Inc. (a) ..................................................              97,000           3,688,910
Huron Consulting Group, Inc. (a) ..........................................              39,000           2,847,390
TeleTech Holdings, Inc. (a) ...............................................             104,000           3,377,920
                                                                                                       ------------
                                                                                                          9,914,220
                                                                                                       ------------
EDUCATION SERVICES   1.5%
Capella Education Co. (a) .................................................              63,000           2,899,890
ITT Educational Services, Inc. (a) ........................................              22,000           2,582,360
                                                                                                       ------------
                                                                                                          5,482,250
                                                                                                       ------------
ELECTRICAL COMPONENTS & EQUIPMENT   2.9%
Energy Conversion Devices, Inc. (a) .......................................              52,500           1,618,050
General Cable Corp. (a) ...................................................              48,000           3,636,000
GrafTech International, Ltd. (a) ..........................................             169,000           2,845,960
Woodward Governor Co. .....................................................              47,000           2,522,490
                                                                                                       ------------
                                                                                                         10,622,500
                                                                                                       ------------
ELECTRONIC EQUIPMENT MANUFACTURERS   3.4%
Dolby Laboratories, Inc., Class A (a) .....................................              57,000           2,018,370
FLIR Systems, Inc. (a) ....................................................              62,000           2,867,500
Itron, Inc. (a) ...........................................................              61,000           4,754,340
Mettler-Toledo International, Inc. (a) ....................................              28,000           2,674,280
                                                                                                       ------------
                                                                                                         12,314,490
                                                                                                       ------------
FERTILIZERS & AGRICULTURAL CHEMICALS   1.1%
Terra Industries, Inc. (a) ................................................             160,000           4,067,200
                                                                                                       ------------

FOOTWEAR   1.6%
Crocs, Inc. (a) ...........................................................              67,000           2,883,010

Deckers Outdoor Corp. (a) .................................................              28,000           2,825,200
                                                                                                       ------------
                                                                                                          5,708,210
                                                                                                       ------------
HEALTH CARE EQUIPMENT   3.2%
ev3, Inc. (a) .............................................................              84,000           1,417,920
Hologic, Inc. (a) .........................................................              49,000           2,710,190
Kyphon, Inc. (a) ..........................................................              75,000           3,611,250
Ventana Medical Systems, Inc. (a) .........................................              50,000           3,863,500
                                                                                                       ------------
                                                                                                         11,602,860
                                                                                                       ------------
HEALTH CARE FACILITIES   1.3%
Psychiatric Solutions, Inc. (a) ...........................................             130,000           4,713,800
                                                                                                       ------------

HEALTH CARE SERVICES   3.0%
Chemed Corp. ..............................................................              41,000           2,717,890
Emergency Medical Services Corp., Class A (a) .............................              23,000             899,990
inVentiv Health, Inc. (a) .................................................             102,000           3,734,220
Pediatrix Medical Group, Inc. (a) .........................................              65,000           3,584,750
                                                                                                       ------------
                                                                                                         10,936,850
                                                                                                       ------------
HEALTH CARE SUPPLIES   1.0%
Immucor, Inc. (a) .........................................................             124,000           3,468,280
                                                                                                       ------------

HEALTH CARE TECHNOLOGY   0.5%
Vital Images, Inc. (a) ....................................................              70,000           1,901,200
                                                                                                       ------------

HOME FURNISHING RETAIL   0.4%
Rent-A-Center, Inc. (a) ...................................................              57,000           1,495,110
                                                                                                       ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES   1.6%
Heidrick & Struggles International, Inc. (a) ..............................              54,000           2,766,960
Watson Wyatt Worldwide, Inc., Class A .....................................              57,000           2,877,360
                                                                                                       ------------
                                                                                                          5,644,320
                                                                                                       ------------
INTERNET RETAIL   2.1%
GSI Commerce, Inc. (a) ....................................................             197,000           4,473,870
Priceline.com, Inc. (a) ...................................................              45,000           3,093,300
                                                                                                       ------------
                                                                                                          7,567,170
                                                                                                       ------------
INTERNET SOFTWARE & SERVICES   3.3%
Equinix, Inc. (a) .........................................................              64,000           5,854,080
GigaMedia, Ltd. (Singapore) (a) ...........................................             129,000           1,738,920

Limelight Networks, Inc. (a) ..............................................              75,000           1,483,500
Switch & Data Facilities Co. (a) ..........................................             150,000           2,878,500
                                                                                                       ------------
                                                                                                         11,955,000
                                                                                                       ------------
INVESTMENT BANKING & BROKERAGE   1.9%
GFI Group, Inc. (a) .......................................................              61,000           4,421,280
Investment Technology Group, Inc. (a) .....................................              61,000           2,643,130
                                                                                                       ------------
                                                                                                          7,064,410
                                                                                                       ------------
LEISURE FACILITIES   0.5%
LIFE TIME FITNESS, Inc. (a) ...............................................              33,000           1,756,590
                                                                                                       ------------

LEISURE PRODUCTS   1.3%
Smith & Wesson Holding Corp. (a) ..........................................             281,000           4,706,750
                                                                                                       ------------

MANAGED HEALTH CARE   0.5%
WellCare Health Plans, Inc. (a) ...........................................              18,500           1,674,435
                                                                                                       ------------

MARINE   1.1%
DryShips, Inc. (Marshall Islands) .........................................              92,000           3,990,960
                                                                                                       ------------

METAL & GLASS CONTAINERS   0.5%
Silgan Holdings, Inc. .....................................................              33,000           1,824,240
                                                                                                       ------------

OIL & GAS EQUIPMENT & SERVICES   2.7%
Core Laboratories N.V. (Netherlands) (a) ..................................              38,000           3,864,220
Global Industries, Ltd. (a) ...............................................              71,000           1,904,220
Oceaneering International, Inc. (a) .......................................              74,000           3,895,360
                                                                                                       ------------
                                                                                                          9,663,800
                                                                                                       ------------
OIL & GAS REFINING & MARKETING   0.7%
Alon USA Energy, Inc. .....................................................              60,000           2,640,600
                                                                                                       ------------

PERSONAL PRODUCTS   0.5%
Bare Escentuals, Inc. (a) .................................................              51,500           1,758,725
                                                                                                       ------------

PHARMACEUTICALS   3.1%
Adams Respiratory Therapeutics, Inc. (a) ..................................              65,000           2,560,350
Medicis Pharmaceutical Corp., Class A .....................................              53,000           1,618,620
Obagi Medical Products, Inc. (a) ..........................................             106,000           1,878,320
Sciele Pharma, Inc. (a) ...................................................             107,000           2,520,920

Shire Pharmaceuticals PLC -- ADR (United Kingdom) .........................              37,000           2,742,810
                                                                                                       ------------
                                                                                                         11,321,020
                                                                                                       ------------
PROPERTY & CASUALTY INSURANCE   4.3%
American Physicians Capital, Inc. (a) .....................................              44,000           1,782,000
Aspen Insurance Holdings Ltd. (Bermuda) ...................................             101,000           2,835,070
CNA Surety Corp. (a) ......................................................              78,000           1,474,980
Infinity Property & Casualty Corp. ........................................              51,000           2,587,230
Navigators Group, Inc. (a) ................................................              33,000           1,778,700
SeaBright Insurance Holdings, Inc. (a) ....................................              94,000           1,643,120
Zenith National Insurance Corp. ...........................................              74,000           3,484,660
                                                                                                       ------------
                                                                                                         15,585,760
                                                                                                       ------------
PUBLISHING   1.1%
Meredith Corp. ............................................................              28,500           1,755,600
Morningstar, Inc. (a) .....................................................              48,000           2,257,200
                                                                                                       ------------
                                                                                                          4,012,800
                                                                                                       ------------
REGIONAL BANKS   1.0%
SVB Financial Group (a) ...................................................              67,000           3,558,370
                                                                                                       ------------

RESTAURANTS   1.4%
CKE Restaurants, Inc. .....................................................             162,000           3,251,340
Jack in the Box, Inc. (a) .................................................              23,500           1,667,090
                                                                                                       ------------
                                                                                                          4,918,430
                                                                                                       ------------
SEMICONDUCTOR EQUIPMENT   2.6%
Tessera Technologies, Inc. (a) ............................................             104,000           4,217,200
Varian Semiconductor Equipment Associates, Inc. (a) .......................              44,500           1,782,670
Verigy, Ltd. (Singapore) (a) ..............................................             125,000           3,576,250
                                                                                                       ------------
                                                                                                          9,576,120
                                                                                                       ------------
SEMICONDUCTORS   1.1%
Amkor Technology, Inc. (a) ................................................             125,000           1,968,750
Silicon Motion Technology Corp. - ADR (Cayman
   Islands) (a) ...........................................................              80,000           1,986,400
                                                                                                       ------------
                                                                                                          3,955,150
                                                                                                       ------------
SPECIALIZED CONSUMER SERVICES   0.9%
Sotheby's .................................................................              73,000           3,359,460
                                                                                                       ------------

SPECIALTY STORES   0.5%
Barnes & Noble, Inc. ......................................................              45,000           1,731,150
                                                                                                       ------------

SYSTEMS SOFTWARE   5.6%
Commvault Systems, Inc. (a) ...............................................             163,000           2,815,010
Macrovision Corp. (a) .....................................................             127,000           3,817,620
MICROS Systems, Inc. (a) ..................................................              69,000           3,753,600
Progress Software Corp. (a) ...............................................              84,000           2,670,360
Sybase, Inc. (a) ..........................................................             110,000           2,627,900
VASCO Data Security International, Inc. (a) ...............................             203,000           4,620,280
                                                                                                       ------------
                                                                                                         20,304,770
                                                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES   0.8%
Dobson Communications Corp., Class A (a) ..................................             265,000           2,944,150
                                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS   95.2%
  (Cost $297,075,374) .........................................................................         345,522,928

REPURCHASE AGREEMENTS  4.5%
Citigroup Global Markets, Inc. ($5,185,647 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.33%,
   dated 06/29/07, to be sold on 07/02/07 at $5,187,951) ......................................           5,185,647
State Street Bank & Trust Co. ($11,222,353 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.85%,
   dated 06/29/07, to be sold on 07/02/07 at $11,226,888) .....................................          11,222,353
                                                                                                       ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $16,408,000) ..........................................................................          16,408,000
                                                                                                       ------------

TOTAL INVESTMENTS  99.7%
  (Cost $313,483,374) .........................................................................         361,930,928

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3% ...................................................             929,107
                                                                                                       ------------

NET ASSETS 100.0% .............................................................................        $362,860,035
                                                                                                       ============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.


ADR - American Depositary Receipt

VAN KAMPEN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007  (UNAUDITED)

                                                                       NUMBER OF
DESCRIPTION                                                              SHARES         VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS   94.0%
AEROSPACE & DEFENSE   6.2%
AAR Corp. (a) .................................................          130,490     $  4,307,475
DRS Technologies, Inc. ........................................          202,900       11,620,083
Moog, Inc., Class A (a) .......................................          122,500        5,403,475
MTC Technologies, Inc. (a) ....................................          173,986        4,273,096
                                                                                     ------------
                                                                                       25,604,129
                                                                                     ------------
AGRICULTURAL PRODUCTS   1.5%
Corn Products International, Inc. .............................          141,300        6,422,085
                                                                                     ------------

AIR FREIGHT & LOGISTICS   1.8%
Forward Air Corp. .............................................           84,800        2,890,832
Pacer International, Inc. .....................................          194,800        4,581,696
                                                                                     ------------
                                                                                        7,472,528
                                                                                     ------------
AIRPORT SERVICES   0.9%
AerCap Holdings N.V. (Netherlands) (a) ........................          111,400        3,564,800
                                                                                     ------------

APPAREL, ACCESSORIES & LUXURY GOODS   1.1%
Maidenform Brands, Inc. (a) ...................................          219,690        4,363,043
                                                                                     ------------

APPAREL RETAIL   2.8%
Stage Stores, Inc. ............................................          212,525        4,454,524
Tween Brands, Inc. (a) ........................................          162,600        7,251,960
                                                                                     ------------
                                                                                       11,706,484
                                                                                     ------------
APPLICATION SOFTWARE   1.4%
MSC Software Corp. (a) ........................................          432,749        5,859,421
                                                                                     ------------

AUTOMOTIVE RETAIL   0.7%
Lithia Motors, Inc., Class A ..................................          106,900        2,708,846
                                                                                     ------------

BROADCASTING & CABLE TV   1.6%
Lin TV Corp., Class A (a) .....................................          105,200        1,978,812
Sinclair Broadcast Group, Inc., Class A .......................          322,900        4,591,638
                                                                                     ------------
                                                                                        6,570,450
                                                                                     ------------
BUILDING PRODUCTS   0.7%
Dayton Superior Corp. (a) .....................................          222,100        2,998,350
                                                                                     ------------


COMMERCIAL PRINTING   3.1%
Cenveo, Inc. (a) ..............................................          266,400        6,177,816
Consolidated Graphics, Inc. (a) ...............................           95,500        6,616,240
                                                                                     ------------
                                                                                       12,794,056
                                                                                     ------------
COMMUNICATIONS EQUIPMENT   1.4%
Tekelec (a) ...................................................          396,000        5,710,320
                                                                                     ------------

COMPUTER STORAGE & PERIPHERALS   2.3%
Electronics for Imaging, Inc. (a) .............................          333,800        9,419,836
                                                                                     ------------

CONSTRUCTION & ENGINEERING   2.0%
Aecom Technology Corp. (a) ....................................          144,400        3,582,564
Stantec, Inc. (Canada) (a) ....................................          143,000        4,680,390
                                                                                     ------------
                                                                                        8,262,954
                                                                                     ------------
DIVERSIFIED CHEMICALS   1.4%
Hercules, Inc. (a) ............................................          287,738        5,654,052
                                                                                     ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   4.0%
Brinks Co. ....................................................           96,800        5,990,952
FTI Consulting, Inc. (a) ......................................          150,300        5,715,909
Geo Group, Inc. (a) ...........................................          160,028        4,656,815
                                                                                     ------------
                                                                                       16,363,676
                                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT   6.4%
Acuity Brands, Inc. ...........................................           97,600        5,883,328
A.O. Smith Corp. ..............................................           72,700        2,900,003
Belden, Inc. ..................................................          244,200       13,516,470
General Cable Corp. (a) .......................................           55,660        4,216,245
                                                                                     ------------
                                                                                       26,516,046
                                                                                     ------------
ELECTRONIC EQUIPMENT MANUFACTURERS   0.8%
Cognex Corp. ..................................................          142,200        3,200,922
                                                                                     ------------

GAS UTILITIES   0.7%
UGI Corp. .....................................................          112,900        3,079,912
                                                                                     ------------

HEALTH CARE SERVICES   1.4%
Apria Healthcare Group, Inc. (a) ..............................          203,420        5,852,393
                                                                                     ------------

HOUSEHOLD PRODUCTS   0.6%
Central Garden & Pet Co. (a) ..................................          206,100        2,526,786
                                                                                     ------------

HOUSEWARES & SPECIALTIES   1.0%
Jarden Corp. (a) ..............................................           92,800        3,991,328
                                                                                     ------------



INDUSTRIAL MACHINERY   4.4%
Actuant Corp., Class A ........................................           68,100        4,294,386
Albany International Corp., Class A ...........................          140,400        5,677,776
CIRCOR International, Inc. ....................................          134,963        5,456,554
Watts Water Technologies, Inc., Class A .......................           76,300        2,858,961
                                                                                     ------------
                                                                                       18,287,677
                                                                                     ------------
INSURANCE BROKERS   0.7%
National Financial Partners Corp. .............................           67,400        3,121,294
                                                                                     ------------

IT CONSULTING & OTHER SERVICES   4.4%
Gartner, Inc. (a) .............................................          187,900        4,620,461
MAXIMUS, Inc. .................................................          316,360       13,723,697
                                                                                     ------------
                                                                                       18,344,158
                                                                                     ------------
LIFE & HEALTH INSURANCE   1.4%
Conseco, Inc. (a) .............................................          283,300        5,918,137
                                                                                     ------------

LIFE SCIENCES TOOLS & SERVICES   3.2%
Bio-Rad Laboratories, Inc., Class A (a) .......................           81,310        6,144,597
PRA International (a) .........................................          272,900        6,904,370
                                                                                     ------------
                                                                                       13,048,967
                                                                                     ------------
METAL & GLASS CONTAINERS   0.9%
Silgan Holdings, Inc. .........................................           70,200        3,880,656
                                                                                     ------------

MORTGAGE REIT'S   1.1%
Anthracite Capital, Inc. ......................................          392,200        4,588,740
                                                                                     ------------

MULTI-UTILITIES   1.5%
Avista Corp. ..................................................          132,000        2,844,600
PNM Resources, Inc. ...........................................          114,850        3,191,681
                                                                                     ------------
                                                                                        6,036,281
                                                                                     ------------
OFFICE SERVICES & SUPPLIES   3.6%
ACCO Brands Corp. (a) .........................................          606,735       13,985,242
IKON Office Solutions, Inc. ...................................           62,900          981,869
                                                                                     ------------
                                                                                       14,967,111
                                                                                     ------------
OIL & GAS EQUIPMENT & SERVICES   2.5%
Superior Energy Services, Inc. (a) ............................          112,620        4,495,790
Universal Compression Holdings, Inc. (a) ......................           79,670        5,773,685
                                                                                     ------------
                                                                                       10,269,475
                                                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION   2.3%
Denbury Resources, Inc. (a) ...................................          133,400        5,002,500
St. Mary Land & Exploration Co. ...............................          118,040        4,322,625
                                                                                     ------------
                                                                                        9,325,125
                                                                                     ------------


PAPER PACKAGING   0.8%
Rock-Tenn Co., Class A ........................................          107,000        3,394,040
                                                                                     ------------

PHARMACEUTICALS   3.4%
Perrigo Co. ...................................................          277,755        5,438,443
Sciele Pharma, Inc. (a) .......................................          247,500        5,831,100
Valeant Pharmaceuticals International (a) .....................          158,100        2,638,689
                                                                                     ------------
                                                                                       13,908,232
                                                                                     ------------
PROPERTY & CASUALTY INSURANCE   4.7%
AmTrust Financial Services, Inc. ..............................          198,500        3,729,815
Employers Holdings, Inc. ......................................          184,900        3,927,276
NYMAGIC, Inc. .................................................           59,100        2,375,820
ProAssurance Corp. (a) ........................................           92,399        5,143,852
United America Indemnity (Cayman Islands) (a) .................          166,424        4,138,965
                                                                                     ------------
                                                                                       19,315,728
                                                                                     ------------
REGIONAL BANKS   2.3%
Alabama National Bank Corp. ...................................           26,600        1,644,944
Greater Bay Bancorp ...........................................           91,800        2,555,712
Integra Bank Corp. ............................................           94,680        2,032,780
MB Financial, Inc. ............................................           93,450        3,246,453
                                                                                     ------------
                                                                                        9,479,889
                                                                                     ------------
REINSURANCE   2.6%
Max Capital Group Ltd. (Bermuda) ..............................          217,900        6,166,570
Platinum Underwriters Holdings Ltd. (Bermuda) .................          135,700        4,715,575
                                                                                     ------------
                                                                                       10,882,145
                                                                                     ------------
RESTAURANTS   3.2%
AFC Enterprises, Inc. (a) .....................................          315,300        5,451,537
Denny's Corp. (a) .............................................        1,093,000        4,863,850
Landry's Restaurants, Inc. ....................................          100,500        3,041,130
                                                                                     ------------
                                                                                       13,356,517
                                                                                     ------------
SEMICONDUCTORS   1.0%
Cirrus Logic, Inc. (a) ........................................           56,399          468,112
Microsemi Corp. (a) ...........................................          158,100        3,786,495
                                                                                     ------------
                                                                                        4,254,607
                                                                                     ------------
SPECIALIZED REIT'S   0.7%
LaSalle Hotel Properties ......................................           66,600        2,891,772
                                                                                     ------------

SPECIALTY CHEMICALS   1.4%
Cytec Industries, Inc. ........................................           90,400        5,764,808
                                                                                     ------------



THRIFTS & MORTGAGE FINANCE   1.4%
First Niagara Financial Group, Inc. ...........................          214,683        2,812,347
Provident New York Bancorp ....................................          212,410        2,869,659
                                                                                     ------------
                                                                                        5,682,006
                                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS   1.2%
Kaman Corp. ...................................................           22,500          701,775
TAL International Group, Inc. .................................          142,774        4,241,816
                                                                                     ------------
                                                                                        4,943,591
                                                                                     ------------
WIRELESS TELECOMMUNICATION SERVICES   1.5%
Cellcom Israel Ltd. (Israel) (a) ..............................          120,100        3,179,047
Syniverse Holdings, Inc. (a) ..................................          225,500        2,899,930
                                                                                     ------------
                                                                                        6,078,977
                                                                                     ------------
TOTAL LONG-TERM INVESTMENTS   94.0%
    (Cost $274,600,118).........................................................      388,382,350
                                                                                     ------------

REPURCHASE AGREEMENTS  5.7%
Citigroup Global Markets, Inc. ($7,516,471 par collateralized by
   U.S. Government obligations in a pooled cash account, interest rate of 5.33%, dated 06/29/07, to be sold on 07/02/07
   at $7,519,809) ..............................................................        7,516,471
State Street Bank & Trust Co. ($16,266,529 par collateralized by
   U.S. Government obligations in a pooled cash account, interest rate of 4.85%, dated 06/29/07, to be sold on 07/02/07
   at $16,273,104) .............................................................       16,266,529

TOTAL REPURCHASE AGREEMENTS
  (Cost $23,783,000)............................................................       23,783,000
                                                                                     ------------

TOTAL INVESTMENTS  99.7%
  (Cost $298,383,118)...........................................................      412,165,350

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%.....................................        1,118,732
                                                                                     ------------

NET ASSETS 100.0%...............................................................     $413,284,082
                                                                                     ============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

VAN KAMPEN UTILITY FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)


DESCRIPTION                                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS   96.2%
ELECTRIC UTILITIES   33.2%
Allegheny Energy, Inc. (a) ................................................           104,000      $   5,380,960
American Electric Power Co., Inc. .........................................           155,455          7,001,693
DPL, Inc. .................................................................            67,000          1,898,780
Duke Energy Corp. .........................................................           290,200          5,310,660
Edison International, Inc. ................................................           125,000          7,015,000
Entergy Corp. .............................................................            64,000          6,870,400
Exelon Corp. ..............................................................           130,000          9,438,000
FirstEnergy Corp. .........................................................           108,872          7,047,285
FPL Group, Inc. ...........................................................           122,116          6,928,862
Pinnacle West Capital Corp. ...............................................            41,000          1,633,850
PPL Corp. .................................................................           158,842          7,432,217
Progress Energy, Inc. .....................................................            80,000          3,647,200
Reliant Energy, Inc. (a) ..................................................            85,000          2,290,750
Southern Co. ..............................................................           200,600          6,878,574
                                                                                                   -------------
                                                                                                      78,774,231
                                                                                                   -------------
GAS UTILITIES   5.6%
AGL Resources, Inc. .......................................................           100,000          4,048,000
Equitable Resources, Inc. .................................................            60,000          2,973,600
New Jersey Resources Corp. ................................................            40,000          2,040,800
Nicor, Inc. ...............................................................            23,000            987,160
Questar Corp. .............................................................            60,000          3,171,000
                                                                                                   -------------
                                                                                                      13,220,560
                                                                                                   -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   13.9%
AES Corp. (a) .............................................................           278,000          6,082,640
Constellation Energy Group, Inc. ..........................................            72,700          6,337,259
Dynegy, Inc., Class A (a) .................................................           235,000          2,218,400
Mirant Corp. (a) ..........................................................            85,000          3,625,250
NRG Energy, Inc. (a) ......................................................           174,000          7,233,180
TXU Corp. .................................................................           110,000          7,403,000
                                                                                                   -------------
                                                                                                      32,899,729
                                                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES   9.3%
AT&T, Inc. ................................................................           181,710          7,540,965
Citizens Communications Co. ...............................................            80,000          1,221,600
Iowa Telecommunications Services, Inc. ....................................            70,000          1,591,100
Telefonica, SA - ADR (Spain) ..............................................            32,000          2,136,320
Telefonos de Mexico, SA de CV - ADR (Mexico) ..............................            89,000          3,372,210
Verizon Communications, Inc. ..............................................           116,000          4,775,720
Windstream Corp. ..........................................................            95,549          1,410,303
                                                                                                   -------------
                                                                                                      22,048,218
                                                                                                   -------------
MULTI-UTILITIES   25.9%
Ameren Corp. ..............................................................            75,000          3,675,750
CenterPoint Energy, Inc. ..................................................            80,000          1,392,000
CMS Energy Corp. ..........................................................           110,000          1,892,000
Consolidated Edison, Inc. .................................................            78,600          3,546,432
Dominion Resources, Inc. ..................................................            92,000          7,940,520
DTE Energy Co. ............................................................            70,000          3,375,400
Integrys Energy Group, Inc. ...............................................            25,000          1,268,250
MDU Resources Group, Inc. .................................................           121,500          3,406,860
NiSource, Inc. ............................................................            55,000          1,139,050
NSTAR .....................................................................            61,200          1,985,940
PG&E Corp. ................................................................           142,000          6,432,600
PNM Resources, Inc. .......................................................            46,600          1,295,014
Public Service Enterprise Group, Inc. .....................................            81,000          7,110,180
SCANA Corp. ...............................................................            80,000          3,063,200
Sempra Energy .............................................................           108,000          6,396,840
TECO Energy, Inc. .........................................................            65,000          1,116,700
Wisconsin Energy Corp. ....................................................            90,000          3,980,700
Xcel Energy, Inc. .........................................................           123,000          2,517,810
                                                                                                   -------------
                                                                                                      61,535,246
                                                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION   3.2%
Spectra Energy Corp. ......................................................           114,600          2,975,016
Williams Cos., Inc. .......................................................           150,500          4,758,810
                                                                                                   -------------
                                                                                                       7,733,826
                                                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES   5.1%
ALLTEL Corp. ..............................................................            45,300          3,060,015
America Movil, SA de CV, Ser L - ADR (Mexico) .............................            30,000          1,857,900

Crown Castle International Corp. (a) ......................................            69,000          2,502,630
Rogers Communications, Inc., Class B (Canada) .............................            70,000          2,974,300
Vodafone Group PLC - ADR (United Kingdom) .................................            50,000          1,681,500
                                                                                                   -------------

                                                                                                      12,076,345
                                                                                                   -------------
TOTAL LONG-TERM INVESTMENTS   96.2%
  (Cost $162,722,444) .......................................................................        228,288,155
                                                                                                   -------------

REPURCHASE AGREEMENTS  3.9%
Citigroup Global Markets, Inc. ($2,953,114 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.33%,
   dated 06/29/07, to be sold on 07/02/07 at $2,954,425) ....................................          2,953,114
State Street Bank & Trust Co. ($6,390,886 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.85%,
   dated 06/29/07, to be sold on 07/02/07 at $6,393,469) ....................................          6,390,886
                                                                                                   -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $9,344,000) .........................................................................          9,344,000
                                                                                                   -------------

TOTAL INVESTMENTS  100.1%
  (Cost $172,066,444) .......................................................................        237,632,155

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%) ...............................................           (298,673)
                                                                                                   -------------

NET ASSETS 100.0% ...........................................................................      $ 237,333,482
                                                                                                   =============



Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.


ADR - American Depositary Receipt

VAN KAMPEN VALUE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES         VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS   94.4%
AEROSPACE & DEFENSE   1.1%
L-3 Communications Holdings, Inc. ...................................           33,900     $  3,301,521
                                                                                           ------------

AIRLINES   4.2%
AMR Corp. (a) .......................................................          139,200        3,667,920
Southwest Airlines Co. ..............................................          345,700        5,154,387
US Airways Group, Inc. (a) ..........................................          120,600        3,650,562
                                                                                           ------------
                                                                                             12,472,869
                                                                                           ------------
ALUMINUM   1.7%
Alcoa, Inc. .........................................................          125,300        5,078,409
                                                                                           ------------

APPAREL, ACCESSORIES & LUXURY GOODS   1.1%
Hanesbrands, Inc. (a) ...............................................          118,700        3,208,461
                                                                                           ------------

ASSET MANAGEMENT & CUSTODY BANKS   1.0%
Bank of New York Mellon Corp. .......................................           69,200        2,867,648
                                                                                           ------------

AUTOMOTIVE RETAIL   2.2%
Pantry, Inc. (a) ....................................................          139,900        6,449,390
                                                                                           ------------

BROADCASTING & CABLE TV   3.0%
Comcast Corp., Class A (a) ..........................................          315,700        8,877,484
                                                                                           ------------

COMPUTER HARDWARE   1.1%
Dell, Inc. (a) ......................................................          110,500        3,154,775
                                                                                           ------------

DIVERSIFIED BANKS   3.9%
Barclays PLC - ADR (United Kingdom) .................................           55,400        3,090,766
Wachovia Corp. ......................................................          119,400        6,119,250
Wells Fargo & Co. ...................................................           64,900        2,282,533
                                                                                           ------------
                                                                                             11,492,549
                                                                                           ------------
DIVERSIFIED CHEMICALS   1.0%
Du Pont (E.I.) de Nemours & Co. .....................................           54,900        2,791,116
                                                                                           ------------

DRUG RETAIL   1.3%
CVS Caremark Corp. ..................................................          100,800        3,674,160
                                                                                           ------------

ELECTRONIC MANUFACTURING SERVICES   0.8%
Kemet Corp. (a) .....................................................          343,520        2,421,816
                                                                                           ------------

HEALTH CARE EQUIPMENT   2.8%
Cooper Cos, Inc. ....................................................          155,100        8,269,932
                                                                                           ------------

HOUSEHOLD PRODUCTS   2.8%
Kimberly-Clark Corp. ................................................           35,200        2,354,528
Procter & Gamble Co. ................................................           39,600        2,423,124
Spectrum Brands, Inc. (a) ...........................................          505,900        3,424,943
                                                                                           ------------
                                                                                              8,202,595
                                                                                           ------------
HYPERMARKETS & SUPER CENTERS   2.0%
Wal-Mart Stores, Inc. ...............................................          119,100        5,729,901
                                                                                           ------------

INTEGRATED TELECOMMUNICATION SERVICES   4.1%
AT&T, Inc. ..........................................................          107,200        4,448,800
Verizon Communications, Inc. ........................................          185,000        7,616,450
                                                                                           ------------
                                                                                             12,065,250
                                                                                           ------------
INVESTMENT BANKING & BROKERAGE   0.9%
Merrill Lynch & Co., Inc. ...........................................           31,900        2,666,202
                                                                                           ------------

LIFE & HEALTH INSURANCE   1.1%
MetLife, Inc. .......................................................           48,500        3,127,280
                                                                                           ------------

MANAGED HEALTH CARE   1.7%
Coventry Health Care, Inc. (a) ......................................           87,000        5,015,550
                                                                                           ------------

MOVIES & ENTERTAINMENT   7.3%
Live Nation, Inc. (a) ...............................................          424,100        9,491,358
News Corp., Class B .................................................            6,200          142,228
Time Warner, Inc. ...................................................          270,600        5,693,424
Viacom, Inc., Class B (a) ...........................................          147,600        6,144,588
                                                                                           ------------
                                                                                             21,471,598
                                                                                           ------------
MULTI-LINE INSURANCE   0.8%
American International Group, Inc. ..................................           34,700        2,430,041
                                                                                           ------------

MULTI-UTILITIES   1.4%
CMS Energy Corp. ....................................................          233,400        4,014,480
                                                                                           ------------

OTHER DIVERSIFIED FINANCIAL SERVICES   4.4%
Bank of America Corp. ...............................................           94,800        4,634,772
Citigroup, Inc. .....................................................          162,700        8,344,883
                                                                                           ------------
                                                                                             12,979,655
                                                                                           ------------

PACKAGED FOODS & MEATS   4.8%
Cadbury Schweppes PLC - ADR (United Kingdom) ........................           86,300        4,686,090
Kraft Foods, Inc., Class A ..........................................           81,900        2,886,975
Sara Lee Corp. ......................................................          158,900        2,764,860
Unilever N.V. (Netherlands) .........................................          124,000        3,846,480
                                                                                           ------------
                                                                                             14,184,405
                                                                                           ------------
PAPER PACKAGING   3.3%
Smurfit-Stone Container Corp. (a) ...................................          722,690        9,619,004
                                                                                           ------------

PAPER PRODUCTS   9.7%
Abitibi-Consolidated, Inc. (Canada) (a) .............................        3,082,900        9,063,726
Bowater, Inc. .......................................................          256,200        6,392,190
Domtar Corp. (Canada) (a) ...........................................          214,500        2,393,820
International Paper Co. .............................................          193,175        7,543,484
MeadWestvaco Corp. ..................................................           86,200        3,044,584
                                                                                           ------------
                                                                                             28,437,804
                                                                                           ------------
PHARMACEUTICALS   13.3%
Abbott Laboratories .................................................           56,100        3,004,155
Bristol-Myers Squibb Co. ............................................          207,000        6,532,920
Eli Lilly & Co. .....................................................           85,300        4,766,564
GlaxoSmithKline PLC - ADR (United Kingdom) ..........................           85,800        4,493,346
Pfizer, Inc. ........................................................          104,680        2,676,668
Roche Holding Ltd. AG - ADR (Switzerland) ...........................           18,100        1,605,312
Schering-Plough Corp. ...............................................          141,400        4,304,216
Watson Pharmaceuticals, Inc. (a) ....................................          149,100        4,850,223
Wyeth ...............................................................          119,830        6,871,052
                                                                                           ------------
                                                                                             39,104,456
                                                                                           ------------
PROPERTY & CASUALTY INSURANCE   4.3%
Allied World Assurance Holdings Ltd. (Bermuda) ......................           56,000        2,870,000
Aspen Insurance Holdings Ltd. (Bermuda) .............................          110,900        3,112,963
Chubb Corp. .........................................................           59,200        3,205,088
MBIA, Inc. ..........................................................           57,300        3,565,206
                                                                                           ------------
                                                                                             12,753,257
                                                                                           ------------
REINSURANCE   1.8%
Flagstone Reinsurance Holdings Ltd. (Bermuda) .......................          223,300        2,974,356
Platinum Underwriters Holdings Ltd. (Bermuda) .......................           69,000        2,397,750
                                                                                           ------------
                                                                                              5,372,106
                                                                                           ------------
SEMICONDUCTORS   0.8%
Intel Corp. .........................................................           92,600        2,200,176
                                                                                           ------------

SOFT DRINKS   2.3%
Coca-Cola Co. .......................................................          131,500        6,878,765
                                                                                           ------------

THRIFTS & MORTGAGE FINANCE   2.4%
Federal Home Loan Mortgage Corp. ....................................           65,620        3,983,134
Federal National Mortgage Association ...............................           25,600        1,672,448
People's United Financial, Inc. .....................................           82,600        1,464,498
                                                                                           ------------
                                                                                              7,120,080
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS   94.4%
  (Cost $240,225,959) ................................................................      277,432,735
                                                                                           ------------

REPURCHASE AGREEMENTS  5.4%
Citigroup Global Markets, Inc. ($4,984,327 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07 at $4,986,541) .......................       4,984,327
State Street Bank & Trust Co. ($10,786,673 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07 at $10,791,032) ......................      10,786,673
                                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $15,771,000) ..................................................................      15,771,000
                                                                                           ------------

TOTAL INVESTMENTS  99.8%
 (Cost $255,996,959) .................................................................     293,203,735

OTHER ASSETS IN EXCESS OF LIABILITIES  0.2% ..........................................          506,156
                                                                                           ------------

NET ASSETS 100.0% ....................................................................     $293,709,891
                                                                                           ============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.


ADR - American Depositary Receipt


VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                     NUMBER OF
DESCRIPTION                                                                            SHARES        VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES   97.7%
Van Kampen American Value Fund, Class I .....................................          19,074     $   660,917
Van Kampen Corporate Bond Fund, Class I .....................................         406,900       2,616,368
Van Kampen Emerging Markets Fund, Class I ...................................          23,362         657,648
Van Kampen Enterprise Fund, Class I .........................................          42,145         654,505
Van Kampen Equity Premium Income Fund, Class I ..............................          58,670         651,233
Van Kampen Government Securities Fund, Class I ..............................         199,277       1,960,888
Van Kampen Growth and Income Fund, Class I ..................................          27,875         653,944
Van Kampen International Growth Fund, Class I ...............................          56,458       1,313,769
Van Kampen Limited Duration Fund, Class I ...................................         174,894       1,957,065
Van Kampen Pace Fund, Class I ...............................................          54,733         657,888
Van Kampen US Mortgage Fund, Class I ........................................          99,857       1,306,127
                                                                                                  -----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $12,805,636) ........................................................................      13,090,352
                                                                                                  -----------

REPURCHASE AGREEMENTS   1.8%
Citigroup Global Markets, Inc. ($78,063 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.33%,
  dated 06/29/07, to be sold on 07/02/07 at $78,098) ........................................          78,063
State Street Bank & Trust Co. ($168,937 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.85%,
  dated 06/29/07, to be sold on 07/02/07 at $169,005) .......................................         168,937
                                                                                                  -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $247,000) ...........................................................................         247,000
                                                                                                  -----------

TOTAL INVESTMENTS  99.5%
  (Cost $13,052,636) ........................................................................      13,337,352

OTHER ASSETS IN EXCESS OF LIABILITIES  0.5% .................................................          64,765
                                                                                                  -----------

NET ASSETS 100.0% ...........................................................................     $13,402,117
                                                                                                  ===========


Percentages are calculated as a percentage of net assets.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                    NUMBER OF
DESCRIPTION                                                           SHARES        VALUE
--------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES   98.2%
Van Kampen Comstock Fund, Class I ..........................         158,794     $ 3,194,926
Van Kampen Corporate Bond Fund, Class I ....................         309,295       1,988,766
Van Kampen Emerging Markets Fund, Class I ..................         113,714       3,201,044
Van Kampen Enterprise Fund, Class I ........................         307,522       4,775,814
Van Kampen Growth and Income Fund, Class I .................         135,804       3,185,965
Van Kampen High Yield Fund, Class I ........................         187,284       1,979,592
Van Kampen International Growth Fund, Class I ..............         377,650       8,787,914
Van Kampen Limited Duration Fund, Class I ..................         177,315       1,984,152
Van Kampen Mid Cap Growth Fund, Class I ....................          82,435       2,410,408
Van Kampen Pace Fund, Class I ..............................         332,960       4,002,182
Van Kampen Real Estate Securities Fund, Class I ............          81,167       2,406,587
Van Kampen US Mortgage Fund, Class I .......................         151,837       1,986,023
                                                                                 -----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $38,051,542)........................................................      39,903,373
                                                                                 -----------

REPURCHASE AGREEMENTS   0.9%
Citigroup Global Markets, Inc. ($117,568 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.33%,
   dated 06/29/07, to be sold on 07/02/07 at $117,621)  ....................         117,568
State Street Bank & Trust Co. ($254,432 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.85%,
   dated 06/29/07, to be sold on 07/02/07 at $254,535)  ...... .............         254,432
                                                                                 -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $372,000)...........................................................         372,000
                                                                                 -----------

TOTAL INVESTMENTS  99.1%
  (Cost $38,423,542)........................................................      40,275,373

OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%.................................         359,683
                                                                                 -----------

NET ASSETS 100.0%...........................................................     $40,635,056
                                                                                 ===========


Percentages are calculated as a percentage of net assets.


VAN KAMPEN ASSET ALLOCATION MODERATE FUND
PORTFOLIO OF INVESTMENTS | JUNE 30, 2007 (UNAUDITED)


                                                                  NUMBER OF
DESCRIPTION                                                         SHARES             VALUE
----------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES  97.6%
Van Kampen Comstock Fund, Class I ..........................        84,777      $    1,705,711
Van Kampen Corporate Bond Fund, Class I ....................       264,100           1,698,162
Van Kampen Emerging Markets Fund, Class I ..................        84,991           2,392,505
Van Kampen Enterprise Fund, Class I ........................       175,006           2,717,841
Van Kampen Government Securities Fund, Class I .............       344,928           3,394,093
Van Kampen Growth and Income Fund, Class I .................        72,459           1,699,896
Van Kampen High Yield Fund, Class I ........................       159,993           1,691,125
Van Kampen International Growth Fund, Class I ..............       249,127           5,797,193
Van Kampen Limited Duration Fund, Class I ..................       363,333           4,065,699
Van Kampen Mid Cap Growth Fund, Class I ....................        58,632           1,714,412
Van Kampen Pace Fund, Class I ..............................       199,050           2,392,576
Van Kampen Real Estate Securities Fund, Class I ............        69,308           2,054,986
Van Kampen US Mortgage Fund, Class I .......................       207,442           2,713,335
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS
  (Cost $33,019,817)......................................................          34,037,534
                                                                                --------------

REPURCHASE AGREEMENTS  1.3%
Citigroup Global Markets, Inc. ($144,432 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.33%, dated 06/29/07, to be sold on 07/02/07 at $144,496)  ...........             144,432
State Street Bank & Trust Co. ($312,568 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   4.85%, dated 06/29/07, to be sold on 07/02/07 at $312,694)  ...........             312,568
                                                                                --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $457,000).........................................................             457,000
                                                                                --------------

TOTAL INVESTMENTS  98.9%
  (Cost $33,476,817)......................................................          34,494,534

OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%...............................             401,132
                                                                                --------------

NET ASSETS 100.0%.........................................................      $   34,895,666
                                                                                ==============

Percentages are calculated as a percentage of net assets.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS | JUNE 30, 2007 (UNAUDITED)

                                                           NUMBER OF
DESCRIPTION                                                 SHARES           VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  96.0%
AEROSPACE & DEFENSE  0.2%
DynCorp International, Inc., Class A (a) ...........           599       $      13,172
                                                                         -------------

AGRICULTURAL PRODUCTS  0.0%
Fresh Del Monte Produce, Inc. (Cayman Islands) .....            10                 250
                                                                         -------------

AIR FREIGHT & LOGISTICS  0.9%
Atlas Air Worldwide Holdings, Inc. (a) .............           822              48,449
                                                                         -------------

AIRLINES  0.2%
ExpressJet Holdings, Inc. (a) ......................         1,662               9,939
                                                                         -------------

ALTERNATIVE CARRIERS  0.8%
Premiere Global Services, Inc. (a) .................         3,626              47,210
                                                                         -------------

APPAREL, ACCESSORIES & LUXURY GOODS  3.0%
Kellwood Co. .......................................         1,497              42,095
Maidenform Brands, Inc. (a) ........................         1,915              38,032
Perry Ellis International, Inc. (a) ................         1,358              43,687
Phillips-Van Heusen Corp. ..........................           744              45,064
                                                                         -------------
                                                                               168,878
                                                                         -------------
ASSET MANAGEMENT & CUSTODY BANKS  1.2%
Apollo Investment Corp. ............................         1,069              23,005
MCG Capital Corp. ..................................         2,665              42,693
                                                                         -------------
                                                                                65,698
                                                                         -------------
AUTOMOTIVE RETAIL  1.4%
Asbury Automotive Group, Inc. ......................         1,534              38,273
Sonic Automotive, Inc., Class A ....................         1,465              42,441
                                                                         -------------
                                                                                80,714
                                                                         -------------
AUTO PARTS & EQUIPMENT  2.4%
American Axle & Manufacturing Holdings, Inc. .......         1,740              51,539
ArvinMeritor, Inc. .................................         2,356              52,303
Modine Manufacturing Co. ...........................         1,429              32,295
                                                                         -------------
                                                                               136,137
                                                                         -------------

BROADCASTING & CABLE TV  3.6%
Charter Communications, Inc., Class A (a) ..........        12,166              49,272
Citadel Broadcasting Corp. .........................         4,889              31,534
Cox Radio, Inc., Class A (a) .......................         2,990              42,578
Entercom Communications Corp. ......................         1,722              42,861
Westwood One, Inc. .................................         5,253              37,769
                                                                         -------------
                                                                               204,014
                                                                         -------------
COAL & CONSUMABLE FUELS  0.3%
USEC, Inc. (a) .....................................           713              15,672
                                                                         -------------

COMMERCIAL PRINTING  0.9%
Deluxe Corp. .......................................         1,265              51,372
                                                                         -------------

COMMODITY CHEMICALS  0.9%
Pioneer Cos., Inc. (a) .............................         1,492              51,280
                                                                         -------------

COMMUNICATIONS EQUIPMENT  0.8%
Loral Space & Communications, Inc. (a) .............           932              45,929
                                                                         -------------

COMPUTER STORAGE & PERIPHERALS  0.7%
Brocade Communications Systems, Inc. (a) ...........         5,201              40,672
                                                                         -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  0.8%
Cascade Corp. ......................................            39               3,059
Wabash National Corp. ..............................         2,847              41,652
                                                                         -------------
                                                                                44,711
                                                                         -------------
CONSTRUCTION MATERIALS  0.7%
Texas Industries, Inc. .............................           526              41,244
                                                                         -------------

CONSUMER FINANCE  0.7%
Advanta Corp., Class B .............................         1,337              41,619
                                                                         -------------

DATA PROCESSING & OUTSOURCED SERVICES  0.7%
StarTek, Inc. (a) ..................................         3,653              39,416
                                                                         -------------

DEPARTMENT STORES  0.0%
Bon-Ton Stores, Inc./The ...........................            24                 961
                                                                         -------------

DIVERSIFIED CHEMICALS  0.9%
Hercules, Inc. (a) .................................         2,462              48,378
                                                                         -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.8%
Cornell Cos, Inc. (a) ..............................         1,748              42,931
                                                                         -------------

DIVERSIFIED METALS & MINING  0.9%
Compass Minerals International, Inc. ...............         1,387              48,073
                                                                         -------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.5%
Acuity Brands, Inc. ................................           638              38,458
Belden CDT, Inc. ...................................           854              47,269
                                                                         -------------
                                                                                85,727
                                                                         -------------
ELECTRIC UTILITIES  2.7%
Central Vermont Public Service Corp. ...............           204               7,687
Otter Tail Corp. ...................................         1,421              45,571
Unisource Energy Corp. .............................         1,381              45,421
Westar Energy, Inc. ................................         2,146              52,105
                                                                         -------------
                                                                               150,784
                                                                         -------------
ENVIRONMENTAL & FACILITIES SERVICES  0.7%
ABM Industries, Inc. ...............................         1,591              41,064
                                                                         -------------

FOOD RETAIL  0.9%
Great Atlantic & Pacific Tea Co., Inc. (a) .........         1,252              41,992
Village Super Market, Class A ......................           147               7,028
                                                                         -------------
                                                                                49,020
                                                                         -------------
FOOTWEAR  0.9%
Deckers Outdoor Corp. (a) ..........................           458              46,212
Wolverine World Wide, Inc. .........................           226               6,263
                                                                         -------------
                                                                                52,475
                                                                         -------------
GAS UTILITIES  2.9%
Nicor, Inc. ........................................         1,078              46,268
Northwest Natural Gas Co. ..........................         1,008              46,560

Southwest Gas Corp. ................................           584              19,745
WGL Holdings, Inc. .................................         1,496              48,829
                                                                         -------------
                                                                               161,402
                                                                         -------------
HEALTH CARE EQUIPMENT  3.0%
Conmed Corp. (a) ...................................         1,448              42,397
HealthTronics, Inc. (a) ............................           649               2,823
Invacare Corp. .....................................         2,050              37,577
Orthofix International NV (Netherlands Antilles) (a)           708              31,839
STERIS Corp. .......................................         1,800              55,080
                                                                         -------------
                                                                               169,716
                                                                         -------------
HEALTH CARE SERVICES  0.8%
Apria Healthcare Group, Inc. (a) ...................         1,563              44,967
                                                                         -------------

HOME FURNISHING RETAIL  0.9%
Rent-A-Center, Inc. (a) ............................         1,989              52,171
                                                                         -------------

HOME FURNISHINGS  1.9%
Furniture Brands International, Inc. ...............         3,077              43,693
Hooker Furniture Corp. .............................         1,212              27,197
Kimball International, Inc., Class B ...............         2,563              35,908
                                                                         -------------
                                                                               106,798
                                                                         -------------
HOUSEWARES & SPECIALTIES  0.5%
American Greetings Corp., Class A ..................         1,043              29,548
                                                                         -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.3%
Heidrick & Struggles International, Inc. (a) .......           377              19,317
                                                                         -------------

INDUSTRIAL CONGLOMERATES  0.8%
Sequa Corp., Class A (a) ...........................           402              45,024
                                                                         -------------

INDUSTRIAL MACHINERY  0.8%
Lydall, Inc. (a) ...................................           616               9,000
Robbins & Myers, Inc. ..............................           671              35,650
                                                                         -------------
                                                                                44,650
                                                                         -------------

INTEGRATED TELECOMMUNICATION SERVICES  2.5%
Consolidated Communications Holdings, Inc. .........         1,865              42,149
Fairpoint Communications, Inc. .....................         2,260              40,115
Golden Telecom, Inc. ...............................           209              11,497
Iowa Telecommunications Services, Inc. .............         1,943              44,164
                                                                         -------------
                                                                               137,925
                                                                         -------------
INTERNET RETAIL  0.8%
FTD Group, Inc. ....................................         2,287              42,104
                                                                         -------------

INTERNET SOFTWARE & SERVICES  1.5%
Infospace, Inc. ....................................         1,713              39,759
United Online, Inc. ................................         2,539              41,868
                                                                         -------------
                                                                                81,627
                                                                         -------------
INVESTMENT BANKING & BROKERAGE  0.7%
SWS Group, Inc. ....................................         1,773              38,332
                                                                         -------------

IT CONSULTING & OTHER SERVICES  0.7%
CIBER, Inc. (a) ....................................         4,851              39,681
                                                                         -------------

LEISURE PRODUCTS  1.9%
Jakks Pacific, Inc. (a) ............................         1,642              46,206
K2, Inc. (a) .......................................         3,941              59,864
                                                                         -------------
                                                                               106,070
                                                                         -------------
LIFE & HEALTH INSURANCE  3.2%
Delphi Financial Group .............................         1,241              51,899
FBL Financial Group, Inc., Class A .................         1,094              43,016
Phoenix Cos, Inc./The ..............................         3,796              56,978
Presidential Life Corp. ............................         1,390              27,327
                                                                         -------------
                                                                               179,220
                                                                         -------------
LIFE SCIENCES TOOLS & SERVICES  0.3%
PharmaNet Development Group, Inc. (a) ..............           498              15,876
                                                                         -------------

MANAGED HEALTH CARE  0.9%
Magellan Health Services, Inc. (a) .................         1,064              49,444
                                                                         -------------

MARINE  0.6%
Genco Shipping & Trading, Ltd. (Marshall Islands) ..           753              31,069
                                                                         -------------

METAL & GLASS CONTAINERS  1.6%
Greif, Inc., Class A ...............................           789              47,032
Silgan Holdings, Inc. ..............................           737              40,742
                                                                         -------------
                                                                                87,774
                                                                         -------------
MORTGAGE REIT'S  2.6%
American Home Mortgage Investment Corp. ............         1,865              34,279
Anthracite Capital, Inc. ...........................           447               5,230
Anworth Mortgage Asset Corp. .......................         4,596              41,594
IMPAC Mortgage Holdings, Inc. ......................         6,809              31,389
Newcastle Investment Corp. .........................         1,426              35,750
                                                                         -------------
                                                                               148,242
                                                                         -------------
MOVIES & ENTERTAINMENT  0.7%
Marvel Entertainment, Inc. (a) .....................         1,516              38,628
                                                                         -------------

MULTI-LINE INSURANCE  0.7%
Horace Mann Educators Corp. ........................         1,837              39,018
                                                                         -------------

MULTI-UTILITIES  1.5%
Integrys Energy Group, Inc. ........................           715              36,272
NorthWestern Corp. .................................         1,487              47,301
                                                                         -------------
                                                                                83,573
                                                                         -------------
OFFICE SERVICES & SUPPLIES  1.0%
IKON Office Solutions, Inc. ........................         3,590              56,040
                                                                         -------------

OIL & GAS EXPLORATION & PRODUCTION  0.9%
Harvest Natural Resources, Inc. (a) ................         4,115              49,010
                                                                         -------------

PACKAGED FOODS & MEATS  0.7%
Seaboard Corp. .....................................            17              39,865
Smithfield Foods, Inc. (a) .........................             0                   1
                                                                         -------------
                                                                                39,866
                                                                         -------------
PAPER PACKAGING  1.5%
Chesapeake Corp. ...................................         3,109              39,080

Rock-Tenn Co., Class A .............................         1,391              44,123
                                                                         -------------
                                                                                83,203
                                                                         -------------
PAPER PRODUCTS  0.8%
Buckeye Technologies, Inc. (a) .....................         2,953              45,683
                                                                         -------------

PERSONAL PRODUCTS  1.0%
NBTY, Inc. (a) .....................................           103               4,450
Playtex Products, Inc. (a) .........................           729              10,796
Prestige Brands Holdings, Inc. (a) .................         3,230              41,925
                                                                         -------------
                                                                                57,171
                                                                         -------------
PHARMACEUTICALS  0.0%
ViroPharma, Inc. (a) ...............................             9                 124
                                                                         -------------

PROPERTY & CASUALTY INSURANCE  7.7%
Baldwin & Lyons, Inc., Class B .....................           309               8,028
Bristol West Holdings, Inc. ........................         1,464              32,750
Commerce Group, Inc. ...............................         1,542              53,538
Infinity Property & Casualty Corp. .................           855              43,374
LandAmerica Financial Group, Inc. ..................           734              70,823
Midland Co./The ....................................           846              39,711
Ohio Casualty Corp. ................................         1,767              76,529
ProCentury Corp. ...................................           328               5,497
RLI Corp. ..........................................           126               7,050
Safety Insurance Group, Inc. .......................         1,038              42,973
Zenith National Insurance Corp. ....................         1,086              51,140
                                                                         -------------
                                                                               431,413
                                                                         -------------
PUBLISHING  2.1%
Belo Corp., Class A ................................         1,355              27,900
Journal Communications, Inc., Class A ..............         3,133              40,760
Lee Enterprises, Inc. ..............................           505              10,534
Media General, Inc., Class A .......................         1,210              40,257
                                                                         -------------
                                                                               119,451
                                                                         -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  0.4%
HouseValues, Inc. (a) ..............................         4,961              22,672
                                                                         -------------

REGIONAL BANKS  6.0%
Chittenden Corp. ...................................         1,736              60,673
Columbia Bancorp ...................................           408               8,564
Community Bank System, Inc. ........................         2,117              42,382
FNB Corp. ..........................................           330              11,847
Hanmi Financial Corp. ..............................         2,542              43,367
Independent Bank Corp. .............................         1,447              42,744
Oriental Financial Group (Puerto Rico) .............         3,027              33,025
Shore Bancshares, Inc. .............................           284               7,327
UMB Financial Corp. ................................         1,248              46,014
West Coast Bancorp .................................         1,394              42,364
                                                                         -------------
                                                                               338,307
                                                                         -------------
RESTAURANTS  0.4%
Domino's Pizza, Inc. ...............................           735              13,428
Jack in the Box, Inc. (a) ..........................           157              11,138
                                                                         -------------
                                                                                24,566
                                                                         -------------
SEMICONDUCTOR EQUIPMENT  0.8%
Kulicke & Soffa Industries, Inc. (a) ...............         4,213              44,110
                                                                         -------------

SPECIALIZED CONSUMER SERVICES  0.9%
Regis Corp. ........................................         1,339              51,217
                                                                         -------------

SPECIALTY CHEMICALS  4.1%
Innospec, Inc. .....................................           715              42,335
Minerals Technologies, Inc. ........................           765              51,217
Rockwood Holdings, Inc. (a) ........................           797              29,130
Sensient Technologies Corp. ........................         1,832              46,515
WR Grace & Co. (a) .................................         2,367              57,968
                                                                         -------------
                                                                               227,165
                                                                         -------------
SPECIALTY STORES  0.8%
Zale Corp. (a) .....................................         1,871              44,548
                                                                         -------------

STEEL  1.9%
Olympic Steel, Inc. ................................         1,209              34,650
Quanex Corp. .......................................           523              25,470
Ryerson, Inc. ......................................         1,192              44,879
                                                                         -------------
                                                                               104,999
                                                                         -------------
TECHNOLOGY DISTRIBUTORS  0.6%
SYNNEX Corp. (a) ...................................         1,708              35,202
                                                                         -------------

THRIFTS & MORTGAGE FINANCE  1.1%
Accredited Home Lenders Holding Co. (a) ............           176               2,406
NewAlliance Bancshares, Inc. .......................         1,555              22,890
Triad Guaranty, Inc. (a) ...........................           913              36,456
                                                                         -------------
                                                                                61,752
                                                                         -------------
TOBACCO  0.9%
Universal Corp. ....................................           809              49,284
                                                                         -------------

TRUCKING  0.8%
Dollar Thrifty Automotive Group (a) ................         1,040              42,474
                                                                         -------------

TOTAL LONG-TERM INVESTMENTS   96.0%
  (Cost $5,397,329)...............................................           5,386,222
                                                                         -------------

REPURCHASE AGREEMENTS  3.2%
Citigroup Global Markets, Inc. ($56,572 par collateralized by
  U.S. Government obligations in a pooled cash account,
  interest rate of 5.33%, dated 06/29/07, to be sold on
  07/02/07 at $56,597)............................................              56,572

DESCRIPTION                                                                 VALUE
--------------------------------------------------------------------------------------
State Street Bank & Trust Co. ($122,428 par collateralized by
  U.S. Government obligations in a pooled cash account,
  interest rate of 4.85%, dated 06/29/07, to be sold on
  07/02/07 at $122,478) ..........................................             122,428
                                                                         -------------
TOTAL REPURCHASE AGREEMENTS   3.2%
  (Cost $179,000).................................................             179,000
                                                                         -------------
TOTAL INVESTMENTS  99.2%
  (Cost $5,576,329)...............................................           5,565,222

OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%.......................              46,251
                                                                         -------------

NET ASSETS 100.0%.................................................       $   5,611,473
                                                                         =============

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare income dividends.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 9, 2007